Derivative and Hedging Instruments - Summary of Detailed Information About Cost of Hedging (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Foreign Exchange Risk [member]
Cost of hedging [abstract]
Accumulated other comprehensive income (loss), beginning of the year	$ 5
Accumulated other comprehensive income (loss), end of the year	3
Interest and foreign exchange risk [Member]
Cost of hedging [abstract]
Accumulated other comprehensive income (loss), beginning of the year	(114)
Accumulated other comprehensive income (loss), end of the year	(107)
IFRS 9 [Member] | Foreign Exchange Risk [member]
Cost of hedging [abstract]
Accumulated other comprehensive income (loss), beginning of the year	(3)
Changes in fair value	5
Amount reclassified to profit or loss	2
Accumulated other comprehensive income (loss), end of the year	0
IFRS 9 [Member] | Interest and foreign exchange risk [Member]
Cost of hedging [abstract]
Accumulated other comprehensive income (loss), beginning of the year	25
Changes in fair value	(8)
Amount reclassified to profit or loss	(1)
Accumulated other comprehensive income (loss), end of the year	$ 18